Share Capital	3 Months Ended
Mar. 31, 2024
Disclosure of classes of share capital [abstract]
Share Capital	Note 8—Share Capital The share capital of Ascendis Pharma A/S consists of 58,224,419 fully paid shares at a nominal value of DKK 1, all in the same share class.